Derivatives and Hedging Activities - Impact of Fair Value Hedge Accounting on the Carrying Value of the Hedged Items (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	$ 2,562,765	$ 1,612,208
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	24,664	2,680
Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	2,562,765	1,612,208
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	24,664	(2,680)
Mortgage loan fair value hedges
Derivatives, Fair Value [Line Items]
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	16,049	1,608
Amortized cost basis of the hedged loans	500,000	200,000
Mortgage loan fair value hedges | Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	2,461,008	1,520,647
Commercial loan fair value hedges
Derivatives, Fair Value [Line Items]
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	8,615	(4,288)
Commercial loan fair value hedges | Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	$ 101,757	$ 91,561